Condensed Consolidated Balance Sheets Details (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Condensed Consolidated Balance Sheets Details [Line Items]
Inventory obsolescence
Provision for inventory
Depreciation	900	$ 800	1,800	$ 1,600	3,600	2,500
Government grant	$ 750		$ 750		$ 750